Related Party Disclosure (Tables)	12 Months Ended
Jul. 31, 2022
Disclosure of transactions between related parties [abstract]
Schedule of compensation provided to key management
For the year ended	July 31, 2022	July 31, 2021
	$	$
Salary and/or consulting fees	2,520	2,321
Termination benefits[1]	10,914	1,008
Bonus compensation	1,400	800
Stock-based compensation	7,051	6,800
Total	21,285	10,929

[1] Inclusive of non-cash, share-based compensation in the amount of $3,975 (July 31, 2021 - $nil)